Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

18. Related Party Transactions

Loans to Affiliate

On December 17, 2019, the Company loaned $15.0 million to Digital Grid under a term loan agreement with a maturity date of April 30, 2020 and a fixed interest rate of 5.0% (the “$15.0 Million Loan”). The $15.0 Million Loan was subsequently extended to June 30, 2022. The $15.0 Million Loan is included as “Notes receivable” at the Stockholders’ Equity section of the Consolidated Balance Sheets as of December 31, 2021 and 2020.

During the years ended December 31, 2021, 2020 and 2019, the Company recorded interest income of $0.8 million, $0.7 million and $0.1 million, respectively, from loans to affiliate in interest income in the consolidated statement of operations. As of December 31, 2021 and 2020, the amount of interest receivable on the $15.0 Million Loan outstanding included as a component of “Notes receivable” at the Stockholders’ Equity section in the consolidated balance sheets was $0.2 million and $0.2 million, respectively.

Sales to Related Parties

Due from related parties and net sales to related parties primarily reflect sales of finished goods and services with the exception of loans to affiliate as discussed above. Sales during the years ended December 31, 2021, 2020 and 2019 were immaterial.

As of December 31, 2021 and 2020, amount due to related parties was immaterial.